General Information and Reorganization Transactions	12 Months Ended
Dec. 31, 2025
General Information and Reorganization Transactions [Abstract]
GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

NOTE 1 – GENERAL INFORMATION AND REORGANIZATION TRANSACTIONS

Company information

Brera Holdings PLC (d/b/a Solmate Infrastructure) (FKA Brera Holdings Limited) (“Brera Holdings”, “we”, or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

On January 31, 2023, the Company completed its Initial Public Offering of 15,000 Class B Ordinary Shares, and the Company’s Class B Ordinary Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The IPO resulted in net proceeds to the Company of approximately $6.9 million after deducting the underwriting discounts and non-accountable expense allowance.

In September 2025, the Company announced a strategic shift toward the Solana ecosystem and its intention to change its name to Solmate. On October 2, 2025, the Company announced that its Class B Ordinary Shares would begin trading on the Nasdaq Capital Market under the new ticker symbol “SLMT,” effective at the open of trading on October 3, 2025; the Company previously traded under the ticker symbol “BREA.” The Company’s SEC filings after such date identify the Company’s Nasdaq ticker as “SLMT,” and the Company has also disclosed that it operates under the name Solmate Infrastructure.

Reverse Stock Split in June 2025

On June 24, 2025, the Company announced a 1 for 10 reverse share split of the Company’s ordinary shares, wherein the 50,000,000 authorized Class A Ordinary Shares, nominal value $0.005, would become 5,000,000 Class A Ordinary Shares, nominal value $0.05, and the 100,250,000,000 authorized Class B Ordinary Shares, nominal value $0.005, would become 10,025,000,000 Class B Ordinary Shares, nominal value $0.50.

PIPE transaction

On September 18, 2025, the Company entered into a private investment transaction to issue shares to certain accredited private investors, which resulted in raising of approximately US$271 million in net proceeds for the Company. The PIPE proceeds were paid by investors in cash, common shares in a private company, USD Coin, Tether, or Solana token (“SOL”), the native cryptocurrency of Solana, a blockchain ecosystem, or a combination thereof. The Company used the PIPE proceeds to pursue a new digital assets treasury strategy described below as well as fund its sports business operation. See Note 13 for additional details on the PIPE transaction.

ATM transaction

In November 2025 the Company filed a registration statement with the Securities and Exchange Commission for the at-the-market shares offering program (the “ATM”) under which the Company may offer and sell Class B Ordinary shares for up to $97 million in gross proceeds. During the year ended December 31, 2025, the Company did not issue and sell any shares under its ATM program.

Reverse Stock Split in April 2026

On April 7, 2026, the Company announced a 1 for 10 reverse share split of the Company’s ordinary shares, wherein the 5,000,000 authorized Class A Ordinary Shares, nominal value $0.05, would become 500,000 Class A Ordinary Shares, nominal value $0.50, and the 10,025,000,000 authorized Class B Ordinary Shares, nominal value $0.05, would become 1,002,500,000 Class B Ordinary Shares, nominal value $0.50.

Business Information and New Digital Assets Treasury Strategy

Sports business

The Company’s strategy for its sports business is to manage a portfolio of professional football clubs in various international locations. Since inception and until September 2025, the Company pursued a number of acquisition transactions in the international professional sports clubs and provided them access to the global transfer market. As the Company decided to pursue a new business strategy for digital asset treasury, it plans to gradually unwind all of its sports business operations. Subsequent to December 31, 2025, in January 2026, the Company started liquidation procedures for its wholly-owned subsidiary Brera FC. In addition, in April 2026 the Company sold all its equity interest in the wholly-owned subsidiary, Juve Stabia, to a third party company. The Company is evaluating the plans for other legacy sports business entities. See details of the sale of Juve Stabia and liquidation procedures for other subsidiaries in Note 18 – Subsequent Events.

New Digital Asset Treasury Strategy

On September 18, 2025, in connection with a PIPE transaction described above, the Company announced a new business strategy focused on driving shareholder value through the accumulation and staking of SOL and new revenue streams from cutting-edge Solana staking infrastructure projects. In addition to operating the Company’s sports business the Company’s management will focus its resources on a new treasury policy and a significant portion of the balance sheet will be allocated to holding SOL and other digital assets in the Company’s digital asset treasury.